SCHEDULE OF AMOUNTS RECEIVABLE (Details) - CAD ($)	Sep. 30, 2025	Dec. 31, 2024
Schedule Of Amounts Receivable
Trade accounts receivable	$ 1,135,754	$ 674,998
Sales tax receivable	113,801	54,592
Trade and other receivables, gross	1,249,555	729,590
Current portion	1,249,555	573,390
Long term portion		156,200
Trade and other receivables, net	$ 1,249,555	$ 729,590